Benefit Plans and Other Postretirement Benefits - Narrative (Details) $ in Millions	Dec. 31, 2019 USD ($) numberOfBenefitPlans	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Benefit Plans and Other Postretirement Benefits
Number of qualified pension plans | numberOfBenefitPlans	2
Pension Benefits
Benefit Plans and Other Postretirement Benefits
Expects to contribute to the pension plans	$ 56
GenOn
Benefit Plans and Other Postretirement Benefits
Pension liability retained			$ 92
Liability retained other post-employment and retiree health and welfare benefits		$ 23
GenOn | Restructuring Support Agreement
Benefit Plans and Other Postretirement Benefits
Amount of pension liability future contributions			$ 13
Expects to contribute to the pension plans	$ 21